UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09161

Nuveen California Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund (NAC)
	November 30, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.7% (4.5% of Total Investments)
$ 865	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$ 807,754
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
15,740	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BB+	11,127,236
	Bonds, Series 2007A-1, 5.750%, 6/01/47
16,025	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BB+	10,002,645
	Bonds, Series 2007A-2, 0.000%, 6/01/37
32,630	Total Consumer Staples			21,937,635
	Education and Civic Organizations – 8.1% (5.4% of Total Investments)
2,500	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series	2/20 at 100.00	Aa3	2,602,725
	2010, 5.000%, 2/01/40
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	278,473
	2005A, 5.000%, 10/01/35
10,000	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/17 at 100.00	Aa1	10,042,800
	Series 2007A, 4.500%, 10/01/33 (UB)
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	212,044
265	5.000%, 11/01/25	11/15 at 100.00	A2	274,956
4,685	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	4,970,691
	Tender Option Bond Trust 1065, 9.234%, 3/01/33 (IF)
1,250	California Statewide Communitities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	N/R	1,237,038
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
605	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	591,769
	University, Series 2003, 6.500%, 10/01/23
3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	5/12 at 100.00	BBB	3,005,220
	Aquarium of the South Pacific, Series 2001, 5.500%, 11/01/17 – AMBAC Insured
2,900	University of California, General Revenue Bonds, Series 2003A, 5.125%, 5/15/17 –	5/13 at 100.00	Aa1	3,077,364
	AMBAC Insured (UB)
25,695	Total Education and Civic Organizations			26,293,080
	Health Care – 30.6% (20.6% of Total Investments)
2,160	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	2,232,792
	Health System/West, Series 2003A, 5.000%, 3/01/15
1,420	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A2	1,397,834
	San Diego, Series 2011, 5.250%, 8/15/41
14,895	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	14,826,036
	5.250%, 11/15/46 (UB)
6,530	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	7,069,770
	6.000%, 8/15/42
1,120	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	1,099,526
	West, Series 2005A, 5.000%, 3/01/35
5,500	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	5,979,050
	2011A, 6.000%, 8/15/42
3,325	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	2,729,293
	System, Series 2007A, 5.125%, 7/15/31
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,760	5.250%, 7/01/24	7/15 at 100.00	BBB	1,709,435
3,870	5.250%, 7/01/30	7/15 at 100.00	BBB	3,432,303
10,140	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	9,903,130
	Series 2006, 5.000%, 3/01/41
3,095	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	3,150,493
	Series 2001C, 5.250%, 8/01/31
9,980	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	3/16 at 100.00	AA+	10,015,229
	Series 2006, 5.000%, 3/01/41 – BHAC Insured (UB)
2,250	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	2,560,253
	Project, Series 2009, 6.750%, 2/01/38
1,586	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA–	1,613,025
	System, Trust 2554, 18.384%, 7/01/47 – AGM Insured (IF)
10,500	Duarte, California, Certificates of Participation, City of Hope National Medical Center,	4/12 at 100.00	A+	10,500,525
	Series 1999A, 5.250%, 4/01/31
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	940,570
	2005A, 5.000%, 12/01/23
2,860	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	3,159,185
	2008A, 8.250%, 12/01/38
1,000	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A	979,990
	California, Series 2010, 5.375%, 3/15/36
1,725	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presybterian, Series 2011A,	12/21 at 100.00	AA	1,938,227
	6.000%, 12/01/40
675	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A,	11/20 at 100.00	BBB–	679,030
	6.500%, 11/01/29
5,450	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	5,181,588
	6.000%, 11/01/41
2,570	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	2,291,309
	Center, Series 2007A, 5.000%, 7/01/38
3,300	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	3,465,660
	7.500%, 12/01/41
3,000	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	3,086,550
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
99,711	Total Health Care			99,940,803
	Housing/Multifamily – 2.9% (1.9% of Total Investments)
2,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB–	2,000,820
	Series 2010A, 6.400%, 8/15/45
4,665	Contra Costa County, California, Multifamily Housing Revenue Bonds, Delta View Apartments	6/12 at 100.00	N/R	4,211,375
	Project, Series 1999C, 6.750%, 12/01/30 (Alternative Minimum Tax)
320	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	292,851
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
1,725	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	A+	1,730,934
	Home Park, Series 2003A, 5.750%, 9/15/38
1,120	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R	1,125,219
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38
9,830	Total Housing/Multifamily			9,361,199
	Housing/Single Family – 0.6% (0.4% of Total Investments)
410	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	BBB	410,189
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
2,395	California Housing Finance Agency, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206,	2/17 at 100.00	BBB	1,546,739
	8.443%, 2/01/24 (Alternative Minimum Tax) (IF)
2,805	Total Housing/Single Family			1,956,928
	Industrials – 0.3% (0.2% of Total Investments)
5,120	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	D	1,122,150
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)
	Long-Term Care – 2.2% (1.5% of Total Investments)
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	Baa1	1,095,520
	2009, 8.000%, 11/01/29
8,500	Riverside County Public Financing Authority, California, Certificates of Participation, Air	5/12 at 100.00	BB–	6,139,040
	Force Village West, Series 1999, 5.800%, 5/15/29
9,500	Total Long-Term Care			7,234,560
	Tax Obligation/General – 25.3% (17.0% of Total Investments)
	Alvord Unified School District, Riverside County, California, General Obligation Bonds, 2007
	Election Series 2011B:
21,000	0.000%, 8/01/41 – AGM Insured	No Opt. Call	AA–	3,143,280
16,840	0.000%, 8/01/43 – AGM Insured	No Opt. Call	AA–	2,217,660
10,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	11,134,000
	California State, General Obligation Bonds, Various Purpose Series 2010:
5,000	6.000%, 3/01/33	3/20 at 100.00	A1	5,612,600
8,000	5.500%, 3/01/40	3/20 at 100.00	A1	8,368,960
1,000	5.250%, 11/01/40	11/20 at 100.00	A1	1,021,740
7,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A1	6,983,340
4,435	California, General Obligation Refunding Bonds, Series 2002, 6.000%, 4/01/16 – AMBAC Insured	No Opt. Call	A1	5,192,942
3,425	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1	3,180,181
	2006C, 0.000%, 8/01/31 – AGM Insured
5,150	Hacienda La Puente Unified School District Facilities Financing Authority, California, General	No Opt. Call	AA–	5,647,954
	Obligation Revenue Bonds, Series 2007, 5.000%, 8/01/26 – AGM Insured
5,210	Oak Valley Hospital District, Stanislaus County, California, General Obligation Bonds, Series	7/14 at 101.00	A1	4,997,328
	2005, 5.000%, 7/01/35 – FGIC Insured
575	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	603,118
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
4,000	San Diego Community College District, California, General Obligation Bonds, Refunding Series	8/21 at 100.00	AA+	4,237,240
	2011, 5.000%, 8/01/41
5,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	Aa2	5,402,250
	Series 2003E, 5.250%, 7/01/20 – AGM Insured
50,070	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	14,870,289
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
146,705	Total Tax Obligation/General			82,612,882
	Tax Obligation/Limited – 38.8% (26.0% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,000	5.500%, 9/01/24	9/14 at 102.00	N/R	987,290
615	5.800%, 9/01/35	9/14 at 102.00	N/R	586,027
1,910	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special	8/17 at 102.00	N/R	707,273
	Tax Bonds, Series 2007, 5.750%, 8/01/25 (4), (5)
1,990	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds,	9/12 at 100.00	AA–	2,041,044
	Refunding Series 2002A, 5.125%, 9/02/24 – AGM Insured
	Brentwood Infrastructure Financing Authority, Contra Costa County, California, Capital
	Improvement Revenue Bonds, Series 2001:
1,110	5.375%, 11/01/18 – AGM Insured	5/12 at 100.00	AA–	1,114,118
1,165	5.375%, 11/01/19 – AGM Insured	5/12 at 100.00	AA–	1,169,252
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	1,045,750
	2009G-1, 5.750%, 10/01/30
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	2,176,560
	2009I-1, 6.375%, 11/01/34
2,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/13 at 100.00	N/R	2,010,320
	Facilities District 90-2 – Talega, Series 2003, 6.000%, 9/01/33
710	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	705,321
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,225	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	1,066,375
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
695	National City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, National	8/21 at 100.00	A–	768,538
	City Redevelopment Project Area, Series 2011, 6.500%, 8/01/24
1,040	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	3/12 at 102.00	A–	974,761
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding
	Series 2001, 5.000%, 9/01/31 – NPFG Insured
1,430	Fontana Redevelopment Agancy, California, Jurupa Hills Redevelopment Project, Tax Allocation	4/12 at 100.00	A–	1,430,315
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
3,490	Fontana, California, Senior Special Tax Refunding Bonds, Heritage Village Community Facilities	3/12 at 100.00	Baa1	3,500,540
	District 2, Series 1998A, 5.250%, 9/01/17 – NPFG Insured
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	1,101,656
	6.000%, 9/01/34
3,980	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A,	3/12 at 101.00	A	4,060,078
	5.500%, 3/01/22 – AMBAC Insured
31,090	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA–	30,108,489
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
2,850	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	Baa3	2,186,178
	5.000%, 9/01/35 – SYNCORA GTY Insured
4,500	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	No Opt. Call	N/R	4,569,390
	Project, Refunding Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
1,285	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	1,166,536
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/25 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
325	5.000%, 9/01/26	9/16 at 100.00	N/R	316,053
755	5.125%, 9/01/36	9/16 at 100.00	N/R	696,774
675	Lammersville School District, San Joaquin County, California, Community Facilities District	9/16 at 100.00	N/R	584,591
	2002, Mountain House Special Tax Bonds, Series 2006, 5.125%, 9/01/35
2,000	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,075,620
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
1,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%,	8/17 at 100.00	BBB+	877,480
	8/01/37 – RAAI Insured
1,290	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	1,184,181
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,530	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AA–	1,574,768
	Participation, Series 2005, 5.000%, 3/01/24 – AGM Insured
3,500	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%,	8/17 at 100.00	A–	3,100,580
	8/01/37 – NPFG Insured
9,200	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Series	3/13 at 100.00	A	9,344,992
	2001, 5.000%, 3/01/19 – NPFG Insured
	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,
	Series 2006D:
535	5.000%, 9/01/26	9/14 at 102.00	N/R	496,913
245	5.000%, 9/01/33	9/14 at 102.00	N/R	212,221
260	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	A–	280,381
	Project, Series 2011, 6.750%, 9/01/40
3,290	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	A–	3,365,209
	District Redevelopment Project, Series 2003, 5.500%, 9/01/16 – FGIC Insured
5,600	Palm Springs Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	5/12 at 101.00	Baa1	5,617,136
	Project, Series 2001A, 5.000%, 11/01/22 – NPFG Insured
1,000	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged	12/14 at 100.00	A–	969,780
	Redevelopment Project Areas, Series 2004, 5.000%, 12/01/24 – AMBAC Insured
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
245	6.000%, 9/01/33	No Opt. Call	N/R	244,089
530	6.125%, 9/01/41	No Opt. Call	N/R	528,861
2,130	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB	2,127,572
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
1,570	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/12 at 100.00	Baa1	1,551,804
	Project, Series 2000, 5.750%, 6/15/33 – NPFG Insured
845	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	861,976
	2011A, 5.750%, 9/01/30
620	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	555,315
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
150	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley, Project	10/21 at 100.00	A–	155,948
	Area, Series 2011-B, 6.500%, 10/01/25
1,860	Riverside Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Project	8/13 at 100.00	A–	1,869,746
	Areas, Series 2003, 5.250%, 8/01/22 – NPFG Insured
770	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	776,630
	8/01/25 – AMBAC Insured
2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A1	2,734,200
	5.400%, 11/01/20 – AMBAC Insured
1,150	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	1,159,131
	Series 2003C, 6.000%, 9/01/33
120	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	128,615
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
125	7.000%, 8/01/33	2/21 at 100.00	BBB	132,348
155	7.000%, 8/01/41	2/21 at 100.00	BBB	163,556
2,695	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AA+	2,744,453
	Series 2002B, 5.250%, 6/01/19 – AMBAC Insured
1,000	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area	8/20 at 100.00	A	971,570
	Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35
1,135	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	Baa1	1,059,148
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
5,000	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project	3/21 at 100.00	A	5,470,700
	Area, Series 2011A, 6.750%, 9/01/28
205	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	209,477
	7.000%, 10/01/26
1,200	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011,	3/21 at 100.00	BBB+	1,270,572
	7.500%, 9/01/39
1,000	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	1,003,830
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
600	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 105.00	N/R	642,606
	District 01-1, Refunding Series 2009A, 8.625%, 9/01/39
2,810	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	2,711,032
	District 01-1, Series 2003B, 7.000%, 9/01/38
2,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,690,180
	District 01-1, Series 2004B, 6.000%, 9/01/39
1,350	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	1,160,811
	District 2001-1, Series 2004A, 6.125%, 9/01/39
	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A:
150	6.000%, 9/01/26	9/21 at 100.00	A–	157,727
210	6.500%, 9/01/32	9/21 at 100.00	A–	220,889
129,540	Total Tax Obligation/Limited			126,475,276
	Transportation – 3.7% (2.5% of Total Investments)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,504,131
	2006F, 5.000%, 4/01/31 (UB)
11,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/12 at 100.00	BBB–	10,373,403
	Bonds, Series 1999, 5.750%, 1/15/40
120	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue	7/14 at 102.00	N/R	110,392
	Bonds, Series 2006, 5.450%, 7/01/20 (Alternative Minimum Tax)
12,700	Total Transportation			11,987,926
	U.S. Guaranteed – 13.2% (8.8% of Total Investments) (6)
5,750	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	5,925,663
	5/01/18 (Pre-refunded 5/01/12)
675	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School	10/15 at 100.00	N/R (6)	757,640
	of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
3,250	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	3,486,665
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
1,940	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (6)	2,176,214
	Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)
1,335	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (6)	1,485,935
	Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)
10,845	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E,	7/12 at 100.00	AA– (6)	11,148,118
	5.000%, 7/01/19 (Pre-refunded 7/01/12) – NPFG Insured
5,840	Orange County Water District, California, Revenue Certificates of Participation, Series 1999A,	No Opt. Call	N/R (6)	6,489,642
	5.375%, 8/15/29 (ETM)
5,115	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/12 at 100.00	AA– (6)	5,337,758
	Series 2002A, 5.000%, 11/01/18 (Pre-refunded 11/01/12) – NPFG Insured
2,860	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	Aaa	2,931,929
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A,
	5.250%, 6/01/27 (Pre-refunded 6/01/12)
600	University of California, General Revenue Bonds, Series 2003A, 5.125%, 5/15/17	5/13 at 100.00	Aa1 (6)	640,914
	(Pre-refunded 5/15/13) – AMBAC Insured (UB)
2,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital,	6/12 at 101.00	N/R (6)	2,592,500
	Series 2002, 5.600%, 6/01/22 (Pre-refunded 6/01/12)
40,710	Total U.S. Guaranteed			42,972,978
	Utilities – 4.3% (2.9% of Total Investments)
3,630	Imperial Irrigation District, California, Certificates of Participation, Electric System	11/13 at 100.00	AA–	3,874,771
	Revenue Bonds, Series 2003, 5.250%, 11/01/23 – AGM Insured
3,775	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	3,369,716
	2007A, 5.000%, 11/15/35
5,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA–	5,645,805
	2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)
1,270	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	1,154,582
	9/01/31 – SYNCORA GTY Insured
14,175	Total Utilities			14,044,874
	Water and Sewer – 12.3% (8.3% of Total Investments)
875	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	887,363
	5.000%, 4/01/36 – NPFG Insured
2,500	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	A+	2,551,049
	AMBAC Insured
9,955	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A,	1/21 at 100.00	AA	10,780,468
	5.250%, 7/01/39
835	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AA–	847,599
	5.000%, 6/01/31 – NPFG Insured
8,250	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	6/12 at 102.00	N/R	8,253,052
2,250	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	2,346,119
	2006, 5.000%, 12/01/31 – FGIC Insured
11,000	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	5/20 at 100.00	Aa3	12,325,939
	Series 2010A, 5.250%, 5/15/26
2,000	West Basin Municipal Water District, California, Certificates of Participation, Refunding	8/18 at 100.00	AA–	2,086,799
	Series 2008B, 5.000%, 8/01/28 – AGC Insured
37,665	Total Water and Sewer			40,078,388
$ 566,786	Total Investments (cost $484,025,359) – 149.0%			486,018,679
	Floating Rate Obligations – (8.7)%			(28,545,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (41.7)% (7)			(136,200,000)
	Other Assets Less Liabilities – 1.4%			4,970,739
	Net Assets Applicable to Common Shares – 100%			$ 326,244,418

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$485,311,406	$707,273	$486,018,679

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$1,229,601
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(522,328)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$ 707,273

During the period ended November 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2011, the cost of investments was $455,053,740.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2011, were as follows:

Gross unrealized:
Appreciation	$ 21,506,375
Depreciation	(19,085,540)
Net unrealized appreciation (depreciation) of investments	$ 2,420,835

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	For fair value measurement disclosure purposes, investment categorized as level 3.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.0%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         January 27, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         January 27, 2012